Unit-Based Compensation (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized unit-based compensation expense		$ 454,000
Unit-based compensation expense		$ 13,220,000	$ 363,000	$ 568,000
Weighted average period		8 months 4 days
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value				$ 448
Unrecognized unit-based compensation expense				$ 568,000	$ 0
Unrecognized unit based compensation expense-				$ 1,064,000
Unit-based compensation expense, recognition period				1 year 3 months 18 days
Units, Granted				3,643
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value		$ 24,921	$ 448
Units, Granted		506